Condensed Consolidated Statements of Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue
Vessel revenue	$ 298,241	$ 241,219
Operating expenses
Vessel operating costs	(139,904)	(97,986)
Voyage expenses	(4,372)	(3,444)
Charterhire	(35,169)	(38,904)
Depreciation	(87,547)	(61,541)
General and administrative expenses	(26,972)	(23,602)
Loss on sales of vessels and write-down of vessel held for sale		(23,352)
Merger transaction related costs	(271)	(32,530)
Bargain purchase gain		5,417
Total operating expenses	(294,235)	(275,942)
Operating income / (loss)	4,006	(34,723)
Other (expense) and income, net
Financial expenses	(88,367)	(46,694)
Loss on exchange of convertible notes	(16,968)
Realized loss on derivative financial instruments		(116)
Financial income	730	489
Other (expenses) / income, net	(96)	1,262
Total other expense, net	(104,701)	(45,059)
Net loss	$ (100,695)	$ (79,782)
Loss per share
Basic (in USD per share)	$ (0.33)	$ (0.46)
Diluted (in USD per share)	$ (0.33)	$ (0.46)
Basic weighted average number of shares (in shares)	308,914,701	172,096,465
Diluted weighted average number of shares (in shares)	308,914,701	172,096,465
Dividends declared per common share	$ 0.02	$ 0.02